Liquidity and Management's Plans	12 Months Ended
Dec. 31, 2024
Liquidity and Management's Plans
Liquidity and Management's Plans
(3)	Liquidity and Management’s Plans

The Company currently does not generate revenue sufficient to offset operating costs and anticipates such shortfalls to continue, primarily due to the introduction of GLP-1 pharmaceuticals, which has taken a significant market share of the medical treatments for obesity. As of December 31, 2024, the Company had net a working capital deficit of approximately $0.1 million. The Company’s principal source of liquidity as of December 31, 2024, consisted of approximately $0.7 million of cash and cash equivalents, and $1.0 million of accounts receivable. The Company raised $0.8 million in October 2024 in a convertible debt agreement with an institutional investor. In February 2025, the Company entered into a Security Purchase Agreement to issue and sell 2,575,107 shares of common stock and warrants to purchase up to 2,575,107 shares of common stock at an initial price of $5.83 per share, subject to adjustments. The securities were at a price of $2.33 per unit. The Company received $4.5 million for this offering after deducting underwriting expenses, commissions and offering expenses. Based on the Company’s available cash resources, it may not have sufficient cash on hand to fund its current operations for more than 12 months from the date of filing this Form 10-K. This condition raises substantial doubt about its ability to continue as a going concern.

The Company’s anticipated operations include plans to (i) merge with Vyome Therapeutics, Inc and sell certain assets to Biorad, which will continue the operations, (ii) grow sales and operations of the Company with the Lap-Band product line both domestically and internationally as well as to obtain cost savings synergies, (iii) introduce to the market Lap-Band 2.0 FLEX, (iv) continue development of the Diabetes Bloc-Stim Neuromodulation (“DBSN”) device, and (v) prior to such merger and sale, explore and capitalize on synergistic opportunities to expand our portfolio and offer future minimally invasive treatments and therapies in the obesity continuum of care. The Company believes that it has the flexibility to manage the growth of its expenditures and operations depending on the amount of available cash flows, which could include reducing expenditures for marketing and product development activities.

The Company has incurred significant net losses and negative cash flows from operations since inception, and as a result has an accumulated deficit of approximately $642.7 million. The Company also expects to incur a net loss and negative cash flows from operations for 2025.

The Company will be required to raise additional capital, however, there can be no assurance as to whether additional financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development or future commercialization efforts or grant rights to develop and market product candidates or testing products that the Company would otherwise plan to develop.

Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company’s plans do not alleviate substantial doubt about our ability to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Supply Chain Disruptions Risk and Uncertainties

In response to the global supply chain instability and inflationary cost increases, we continue to take action to minimize, as much as possible, any potential adverse impacts by working closely with our suppliers to closely monitor the availability of raw materials, lead times, and freight carrier availability.

We continuously monitor domestic and global economic conditions, introduction of alternative procedures, and pharmaceuticals and weight loss trends that may impact our business. With this information, we develop new models and approaches to achieve the best outcomes.